EMPLOYEE OPTION PLANS	12 Months Ended
Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Compensation and Employee Benefit Plans [Text Block]

Note 12:-   Employee Option Plans

a.	In March 2008, Formula’s shareholders approved the adoption of Formula’s 2008 Employee and Officer Share Option Plan (the "plan"). Pursuant to the plan, the Company may grant from time to time to the Company’s and its subsidiaries’ employees and officers (which are not Formula’s controlling shareholders) options to purchase up to 400,000 ordinary shares of Formula. The plan is administered by Formula’s board of directors or by an option committee to be appointed by the board. The plan provides that options may be granted, from time to time, to such grantees to be determined by the board or the option committee, at an exercise price and under such terms to be determined at their sole and absolute discretion. Options may be granted under the plan through January 2018.

In January 2009, Formula granted to its chief executive officer, in connection with his new service agreement, options to purchase 396,000 ordinary shares. These options vest over a three-year period, commencing on December 17, 2008, on a quarterly basis. The exercise price of the options is NIS 0.01 per share. The options shall expire six years after the date of grant. These options are amortized in accordance with the Group’s option amortization methodology. In April 2010, the chief executive officer exercised all of the options. Total fair value of the grant was calculated based on the share price on the grant date and equaled $ 926 ($ 2.34 per share).

In March 2011, concurrently with the amendment and extension of Formula chief executive officer’s service agreement, the Company approved the grant to him of options exercisable for an additional 543,840 ordinary shares. The options vest in equal quarterly installments over a four year period that commenced in December 2011 and concludes in December 2015. The exercise price of the options was NIS 0.01 per share. These options were to be amortized in accordance with the Group’s option amortization methodology. In May 2011, the chief executive officer exercised all of these options for redeemable shares, for which the Company’s redemption right was to lapse in accordance with the remaining vesting schedule for the unvested options from which they arose. Total fair value of the grant was calculated based on the share price on the grant date and totaled $ 9,055 thousand ($ 16.65 per share).

In December 2011, at which time Formula was negotiating an amendment and to extension of its chief executive officer’s service agreement, it redeemed all of the above-described 543,840 shares for no consideration. In March 2012, concurrently with the amendment and extension of its chief executive officer’s service agreement, Formula approved a grant of options to the chief executive officer, exercisable for 1,122,782 ordinary shares as long as the chief executive officer is a director of Formula and/or (ii) a director of each of the directly held subsidiaries of Formula; provided that if he fails to meet the foregoing requirement (A) due to the request of the board of directors of either Formula or any of its directly held subsidiaries (other than a request which is based on actions or omissions by the chief executive officer that would constitute "cause" under his service agreement with Formula), (B) because the chief executive officer is prohibited under the governing law or charter documents of the relevant company or the stock exchange rules and regulations applicable to such company from being a director of such company (other than due to his actions or omissions) or (C) notwithstanding the chief executive officer’s willingness to be so appointed (but provided that neither (A) nor (B) applies); then, in each of (A), (B) and (C), the chief executive officer will be deemed to have complied with clauses (i) or (ii) above. The options vest in equal quarterly installments over an eight year period that commences in March 2012 and concludes in December 2019. The exercise price of the options is NIS 0.01 per share. These options are amortized in accordance with the Group’s option amortization methodology. The new grant is accounted for as a modification to the March 2011 grant to the chief executive officer. Notwithstanding the foregoing, the options granted can be exercised by our chief executive officer, at any time, whether vested or not, provided that any shares that will be issued upon the exercise of the options that are unvested at the time of such exercise shall be redeemable shares, which shall vest according to the vesting periods provided for the options.

b.	Formula’s subsidiaries granted options to their employees to purchase shares in the respective companies. The options were mainly granted during the years 1999-2011. In general, the options expire 7-10 years after grant. For further information with respect to expenses relating to the benefit to the employees, an additional disclosure required by ASC 718, see Note 2(x).

c.	The following table sets forth the breakdown of stock-based compensation expense resulting from stock options grants, as included in the consolidated statements of income:

	Year ended December 31,
	2009	2010	2011

Cost of revenues	2	2	4
Research and development expenses	26	61	54
Selling and marketing expenses	32	75	92
General and administrative expenses	1,581	1,326	4,473

Total stock-based compensation expense	1,641	1,464	4,623

Magic:

The following table is a summary of employee option activity as of December 31, 2011, and changes during the year ended December 31, 2011, in Magic:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2011	1,664,188	$2.02	6.49	$6,928
Granted	300,000	4.00
Exercised	(580,414)	1.56
Forfeited	(27,895)	1.15

Outstanding at December 31, 2011	1,355,879	$2.31	6.46	$3,416

Exercisable at December 31, 2011	694,913	$2.55	4.33	$1,680

Vested and expected to vest at December 31, 2011	1,286,149	$2.63	6.32	$3,280

The weighted-average grant-date fair value of options granted during the years ended December 31, 2009, 2010 and 2011 was $ 0.87, $ 1.88 and $ 4, respectively. The aggregate intrinsic value in the table above represents the total intrinsic value that would have been received by the option holders had all option holders exercised their options on December 31, 2011. This amount is changed based on the market value of Magic’s ordinary shares.

Total intrinsic value of options exercised for the years ended December 31, 2009, 2010 and 2011 was $ 26, $ 1,895 and $ 2,197, respectively. As of December 31, 2011, there was $ 882 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under Magic option plans. This cost is expected to be recognized over a weighted-average period of approximately four years.

Matrix:

The following table is a summary of employee option activity as of December 31, 2011, and changes during the year ended December 31, 2011, in Matrix:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		$	Years	$

Outstanding at January 1, 2011	143,665	3.23	0.916	381
Granted	2,250,000	4.44
Exercised	202,000	3.86
Forfeited	-	-

Outstanding at December 31,2011	2,191,665	3.73	4.57	1,162

Exercisable at December 31, 2011	16,665	1.83	1	52

Vested and expected to vest at December 31, 2011	2,191,665	3.73	4.57	1,162

The weighted-average grant-date fair value of options granted during the year ended December 31, 2011 was $ 1.9. The aggregate intrinsic value in the table above represents the total intrinsic value that would have been received by the option holders had all option holders exercised their options on December 31, 2011. This amount changes based on the fair value of Matrix’ ordinary shares. As of December 31, 2011, there was approximately $ 2,427 of total unrecognized compensation costs related to non-vested share-based compensation arrangements granted under Matrix equity incentive plan. Those costs are expected to be recognized over a weighted-average period of four years. The total intrinsic value of options exercised during the years ended December 31, 2009, 2010, and 2011 was $ 3,280, $ 3,110 and $ 738, respectively.